Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUES	$ 177,963	$ 344,272	$ 1,850,060	$ 738,527
Product
REVENUES	64,565	238,568	949,601	456,765
License fees
REVENUES	106,250	84,116	819,696	235,878
Other
REVENUES	7,148	21,588	80,763	45,884
United States
REVENUES	23,928	122,697	234,842	25,000
United States | Product
REVENUES	17,678	116,447	209,842	0
United States | License fees
REVENUES	6,250	6,250	25,000	25,000
United States | Other
REVENUES	0	0	0	0
International
REVENUES	154,035	221,575	1,615,218	713,527
International | Product
REVENUES	46,887	122,121	739,759	456,765
International | License fees
REVENUES	100,000	77,866	794,696	210,878
International | Other
REVENUES	$ 7,148	$ 21,588	$ 80,763	$ 45,884